UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          07/31/03
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $102,989,000
List of Other Included Managers:


No.  13F File Number                                         Name

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

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN ALUMINUM LTD             COM              013716105   2253    72000   SH       SOLE                            72000
ALCOA INC COM                  COM              013817101   2183    85604   SH       SOLE                            85604
ANADARKO PETROLEUM CORP        COM              032511107   1518    34137   SH       SOLE                            34137
AON CORP                       COM              037389103   1864    77400   SH       SOLE                            77400
BEAR STEARNS COMPANIES INC     COM              073902108   1890    26104   SH       SOLE                            26104
BIOGEN INC                     COM              090597105    570    15000   SH       SOLE                            15000
BROOKLINE BANCORP              COM              11373M107    783    55900   SH       SOLE                            55900
CABOT CORP                     COM              127055101    310    10800   SH       SOLE                            10800
CENTEX CORP                    COM              152312104   2800    36000   SH       SOLE                            36000
CHARTER ONE FINANCIAL          COM              160903100   1645    52774   SH       SOLE                            52774
CHEVRONTEXACO CORPORATION      COM              166764100   2988    41382   SH       SOLE                            41382
CITIGROUP INC                  COM              172967101   4517   105528   SH       SOLE                           105528
DEERE & CO                     COM              244199105   3446    75400   SH       SOLE                            75400
DOW CHEMICAL                   COM              260543103   2923    94400   SH       SOLE                            94400
DR HORTON INC                  COM              23331A109   1253    44607   SH       SOLE                            44607
ENCANA CORP                    COM              292505104   2495    65032   SH       SOLE                            65032
FEDERATED DEPARTMENT STORES    COM              31410H101   1054    28600   SH       SOLE                            28600
FEDERATED INVESTORS INC        COM              314211103    377    13735   SH       SOLE                            13735
FRANKLIN RESOURCES INC         COM              354613101   1719    44000   SH       SOLE                            44000
FREDDIE MAC                    COM              313400301    838    16500   SH       SOLE                            16500
GENERAL DYNAMICS               COM              369550108    696     9600   SH       SOLE                             9600
GUIDANT CORP                   COM              401698105    599    13500   SH       SOLE                            13500
H&R BLOCK INC                  COM              093671105   3499    80900   SH       SOLE                            80900
HARTFORD FINANCIAL             COM              416515104    901    17900   SH       SOLE                            17900
HEALTH NET INC                 COM              42222G108   2821    85600   SH       SOLE                            85600
HOME DEPOT INC                 COM              437076102    662    20000   SH       SOLE                            20000
HSBC HOLDINGS PLS spon ADR     COM              404280406   1241    21000   SH       SOLE                            21000
IBM CORPORATION                COM              459200101   2550    30914   SH       SOLE                            30914
IDT CORP                       COM              448947309   2274   129200   SH       SOLE                           129200
INTERNATIONAL PAPER            COM              460146103   2515    70400   SH       SOLE                            70400
INVITROGEN CORP                COM              46185R100    955    24900   SH       SOLE                            24900
J.P. MORGAN CHASE & CO         COM              46625H100   3288    96200   SH       SOLE                            96200
KIMBERLY- CLARK CORP           COM              494368103   1465    28100   SH       SOLE                            28100
LEHMAN BROTHERS HOLDINGS INC   COM              524908100   1057    15900   SH       SOLE                            15900
LIMITED BRANDS                 COM              532716107   2037   131400   SH       SOLE                           131400
LINCOLN NATIONAL CORP          COM              534187109   1311    36800   SH       SOLE                            36800
MARSH & MCLENNAN COS INC       COM              571748102   4520    88500   SH       SOLE                            88500
MBNA CORP                      COM              55262L100   1325    63600   SH       SOLE                            63600
MELLON FINANCIAL CORP          COM              58551A108   2442    88000   SH       SOLE                            88000
MONSANTO CO                    COM              61166W101   2898   133900   SH       SOLE                           133900
MORGAN STANLEY                 COM              617446448   1043    24400   SH       SOLE                            24400
NACCO INDUSTRIES INC CL A      COM              629579103    206     3500   SH       SOLE                             3500
NAVISTAR INTL CORP             COM              63934E108   2274    69696   SH       SOLE                            69696
NORTHROP GRUMMAN CORP          COM              666807102   2986    34600   SH       SOLE                            34600
OLIN CORP                      COM              680665205   1247    72900   SH       SOLE                            72900
RYDER SYSTEM INC               COM              783549108    297    11600   SH       SOLE                            11600
SEARS ROEBUCK & CO             COM              812387108   3071    91300   SH       SOLE                            91300
ST PAUL COS                    COM              792860108   2154    59000   SH       SOLE                            59000
TENET HEALTHCARE CORP          COM              88033G100   1298   111400   SH       SOLE                           111400
TOYS R US INC                  COM              892335100   1826   150700   SH       SOLE                           150700
TYCO INTERNATIONAL LTD         COM              902124106   2296   120971   SH       SOLE                           120971
U.S. BANCORP                   COM              902973304   2150    87764   SH       SOLE                            87764
UNITED TECHNOLOGIES            COM              913017109    368     5200   SH       SOLE                             5200
WELLS FARGO & CO               COM              949746101    776    15400   SH       SOLE                            15400
WEYERHAEUSER CO                COM              962166104   3262    60400   SH       SOLE                            60400
YUM! BRANDS INC                COM              988498101   1250    42300   SH       SOLE                            42300